Earnings Per Share - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Textual [Abstract]
Total intrinsic value of stock options exercised	$ 0.1
Exercise of stock options, shares		0
Options [Member]
Earnings Per Share Textual [Abstract]
Antidilutive securities excluded from computation of earnings per share, Amount	2,900,000	3,900,000	3,900,000	3,700,000	2,900,000
Warrants [Member]
Earnings Per Share Textual [Abstract]
Antidilutive securities excluded from computation of earnings per share, Amount	2,400,000	1,700,000	2,400,000	1,600,000	1,600,000